Share-based payments - Fair value of options (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) EUR (€) $ / shares	Dec. 31, 2022 USD ($) EUR (€) $ / shares
Share-based payments with service condition
Share-based payments
Fair value at grant date | $	$ 7.8	$ 31.9
Share price at grant date | $ / shares	$ 10.4	$ 42.9
Exercise price | $ / shares	$ 10.4	$ 42.9
Expected volatility	90.00%	90.00%
Expected life | €	5.9	5.9
Expected dividends | $	$ 0.0	$ 0.0
Risk-free interest rate	3.95%	2.32%
Share-based payments with market condition
Share-based payments
Fair value at grant date | $		$ 11.3
Share price at grant date | $ / shares		$ 45.8
Exercise price | $ / shares		$ 45.8
Expected volatility		70.00%
Expected life | €		2.00
Expected dividends | $		$ 0.00
Risk-free interest rate		2.41%